SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

17. SUBSEQUENT EVENTS

On February 4, 2020, the Company announced that it has arranged a non-brokered private placement financing of up to 10,000,000 units of securities at a price of $0.40 CAD per Unit for aggregate gross proceeds of up to $4,000,000 CAD (the "Offering"). Each Unit will be comprised of one (1) common share and one-half of one (1/2) non-transferable common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.80 CAD for two (2) years from closing of the Offering. The expiry date of the warrants may be accelerated by the Company if the common shares of the Company achieve a volume weighted average trading price greater than $1.00 CAD for ten (10) consecutive trading days, after four months and one day following closing of the Offering. Finders' fees of up to 7.0%, payable in cash or Units, may be payable on a portion of the Offering. On March 16, 2020, due to the instability in the financial markets caused by the COVID-19 pandemic, the Company cancelled this private placement.

In March 2020, the World Health Organization declared a global pandemic known as COVID-19. The expected impacts on global commerce are expected to be far reaching. Material uncertainties may come into existence that could influence management's going concern assumption. The duration and impact of the COVID-19 outbreak is unknown at this time and it is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its subsidiary, in future periods, such as:

  This will impact demand for the Company's products and services in the near term and will impact the Company's supply chains.
  It may also impact the availability of external funding sources during this period.
  the effect on labour availability due to the severity and the length of potential measures taken by governments to manage the spread of the disease;

The management is closely evaluating the impact of COVID-19 on the Company's business.